UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number:  028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		April 12, 2010

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	     104
Form 13F Information Table Value Total:	$128,823 (thousands)

List of Other Included Managers:
NONE

                                      TITLE OF                 VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER   VOTING AUTHORITY
          NAME OF ISSUER                CLASS        CUSIP     (X$1000)PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
          --------------              --------       -----     ---------------  --- ---- -------  --------    ----   ------  ----
Noble Corp                        NAMEN -AKT        H5833N103      849   20,295 SH      SOLE                  20,295       0     0
Check Point Software Tech Ltd.    ORD               M22465104      349    9,940 SH      SOLE                   9,940       0     0
Elbit Systems Ltd                 ORD               M3760D101      387    6,050 SH      SOLE                   6,050       0     0
Core Laboratories N V             COM               N22717107      691    5,285 SH      SOLE                   5,285       0     0
AT&T Inc.                         COM               00206R102     1772   68,589 SH      SOLE                  65,449       0  3140
Abbott Labs                       COM                 2824100      293    5,570 SH      SOLE                   5,570       0     0
Allegheny Technologies  Inc       COM               01741R102      262    4,860 SH      SOLE                   4,860       0     0
Amazon Com Inc                    COM                23135106      906    6,670 SH      SOLE                   6,060       0   610
America Movil SAB DE CV Series    SPONS ADR L SHS   02364W105      529   10,514 SH      SOLE                   9,894       0   620
Annaly Capital Mgmt Inc           COM                35710409      214   12,460 SH      SOLE                  12,460       0     0
Apache Corp                       COM                37411105      387    3,817 SH      SOLE                   3,517       0   300
Apple Inc                         COM                37833100     3626   15,430 SH      SOLE                  14,460       0   970
Auto Data Processing              COM                53015103     1500   33,722 SH      SOLE                  31,622       0  2100
BP PLC ADR                        SPONSORED ADR      55622104     1638   28,699 SH      SOLE                  27,069       0  1630
Bank Of America Corporation       COM                60505104     1075   60,246 SH      SOLE                  59,246       0  1000
Barrick Gold Corp                 COM                67901108      502   13,100 SH      SOLE                  12,370       0   730
Baxter Intl Inc                   COM                71813109     1349   23,185 SH      SOLE                  21,575       0  1610
Berkshire Hathaway Inc Cl B       CL B NEW           84670702     1722   21,192 SH      SOLE                  19,642       0  1550
1/100 Berkshire Htwy Cl A         COM                84990175      244      200 SH      SOLE                     200       0     0
BHP Billiton Ltd Spon ADR         SPONSORED ADR      88606108      577    6,940 SH      SOLE                   6,470       0   470
Blackrock, Inc.                   COM               09247X101      658    3,020 SH      SOLE                   2,730       0   290
Blackrock Defined Oppty Fd        COM               09255Q105      154   11,940 SH      SOLE                  11,940       0     0
Bristol Myers Squibb Co           COM               110122108     1581   59,223 SH      SOLE                  55,463       0  3760
CSX Corp                          COM               126408103     1480   29,070 SH      SOLE                  27,090       0  1980
CVS Caremark Corporation          COM               126650100     1560   42,670 SH      SOLE                  39,990       0  2680
Cameco Corp                       COM               13321L108      464   16,930 SH      SOLE                  15,350       0  1580
Canadian Natural Res Ltd          COM               136385101      657    8,880 SH      SOLE                   8,050       0   830
Celgene Corp                      COM               151020104      501    8,080 SH      SOLE                   7,330       0   750
Chevron Corp New                  COM               166764100      130    3,028 SH      SOLE                   3,028       0     0
Cisco Systems Inc                 COM               17275R102      208    8,000 SH      SOLE                   8,000       0     0
Citigroup Inc                     COM               172967101       83   20,480 SH      SOLE                  20,480       0     0
Deere & Company                   COM               244199105      311    5,233 SH      SOLE                   5,233       0     0
Devry Inc Del                     COM               251893103      741   11,370 SH      SOLE                  10,270       0  1100
Diamond Offshore Drilling         COM               25271C102     1536   17,300 SH      SOLE                  16,120       0  1180
Disney Walt Co                    COM DISNEY        254687106     1651   47,284 SH      SOLE                  45,204       0  2080
Exelon Corporation                COM               30161N101      272    6,220 SH      SOLE                   6,220       0     0
Exxon Mobil Corporation           COM               30231G102     2406   35,919 SH      SOLE                  35,919       0     0
Flir Systems Inc                  COM               302445101      463   16,430 SH      SOLE                  15,350       0  1080
FPL Group Incorporated            COM               302571104      658   13,612 SH      SOLE                  12,182       0  1430
Freeport-McMoRan Copper & Gold    COM               35671D857     1116   13,360 SH      SOLE                  12,760       0   600
General Dynamics Corp             COM               369550108     1924   24,920 SH      SOLE                  23,220       0  1700
General Electric Company          COM               369604103      289   15,858 SH      SOLE                  15,858       0     0
Gilead Sciences Inc               COM               375558103      575   12,640 SH      SOLE                  12,100       0   540
Goldcorp Inc New                  COM               380956409      540   14,520 SH      SOLE                  13,060       0  1460
Google Inc Class A                CL A              38259P508      518      914 SH      SOLE                     833       0    81
Green Mtn Coffee Roasters Inc     COM               393122106     1116   11,525 SH      SOLE                  10,465       0  1060
Hewlett-Packard Company           COM               428236103     2472   46,505 SH      SOLE                  43,045       0  3460
Honeywell Intl Inc                COM               438516106     1903   42,030 SH      SOLE                  38,990       0  3040
International Business Machine    COM               459200101     2137   16,662 SH      SOLE                  15,822       0   840
Intuitive Surgical  Inc Com Ne    COM NEW           46120E602      463    1,330 SH      SOLE                   1,205       0   125
iShares MSCI Australia Index F    MSCI AUSTRALIA    464286103     3695  153,900 SH      SOLE                 143,800       0 10100
iShares Tr MSCI Brazil Index F    MSCI BRAZIL       464286400      317    4,300 SH      SOLE                   4,300       0     0
iShares Tr DJ Sel Div Inx         DJ SEL DIV INX    464287168     2507   54,468 SH      SOLE                  45,838       0  8630
iShares Tr Barclays TIPS Bd Fd    BARCLYS TIPS BD   464287176     8012   77,114 SH      SOLE                  77,114       0     0
iShares Tr S&P Latn Amer          S&P LTN AM 40     464287390     5345  110,740 SH      SOLE                 102,180       0  8560
iShares Tr Russell 1000 Index     RUSSELL 1000      464287622     1957   30,290 SH      SOLE                  29,174       0  1116
iShares Tr Russell 3000 Index     RUSSELL 3000      464287689     1668   24,235 SH      SOLE                  20,696       0  3539
iShares iBoxx High Yield Corp     HIGH YLD CORP     464288513      246    2,780 SH      SOLE                   2,780       0     0
iShares Tr Barclays MBS Bond F    BARCLYS MBS BD    464288588      685    6,400 SH      SOLE                   6,400       0     0
iShares Tr Barclays Bond          BARCLYS 1-3YR CR  464288646      317    3,035 SH      SOLE                   3,035       0     0
iShares Tr S&P US Pfd Stk Inde    US PFD STK IDX    464288687      238    6,150 SH      SOLE                   6,150       0     0
iShares MSCI Malaysia             MSCI MALAYSIA     464286830      161   13,810 SH      SOLE                  13,810       0     0
Johnson & Johnson                 COM               478160104     1897   29,097 SH      SOLE                  27,577       0  1520
Joy Global Inc                    COM               481165108      630   11,130 SH      SOLE                  10,130       0  1000
Kansas City Southern Ind          COM NEW           485170302      560   15,480 SH      SOLE                  14,140       0  1340
Kimberly Clark Corp               COM               494368103      602    9,580 SH      SOLE                   8,800       0   780
Market Vectors Gold Miners ETF    GOLD MINER ETF    57060U100     5848  131,682 SH      SOLE                 120,796       0 10886
Market Vectors Agribusiness ET    AGRIBUS ETF       57060U605      644   14,290 SH      SOLE                  13,050       0  1240
Mastercard Inc Cl A               CL A              57636Q104      371    1,460 SH      SOLE                   1,325       0   135
McDonalds Corp                    COM               580135101     1723   25,819 SH      SOLE                  24,279       0  1540
Medcohealth Solutions             COM               58405U102      876   13,570 SH      SOLE                  12,370       0  1200
SPDR S&P Midcap 400 ETF Trust     UNIT SER 1        595635103     5673   39,630 SH      SOLE                  36,300       0  3330
Nike Inc Cl B                     CL B              654106103     1893   25,755 SH      SOLE                  24,195       0  1560
Northrop Grumman Corp             COM               666807102      538    8,210 SH      SOLE                   7,484       0   726
OGE Energy Corp Hldg Co           COM               670837103      331    8,500 SH      SOLE                   8,500       0     0
Oracle Corp                       COM               68389X105     1452   56,476 SH      SOLE                  51,056       0  5420
Panera Bread Co Cl A              CL A              69840W108      861   11,260 SH      SOLE                  10,140       0  1120
Pepsico Incorporated              COM               713448108     1125   17,001 SH      SOLE                  15,801       0  1200
Pfizer Incorporated               COM               717081103     1135   66,184 SH      SOLE                  62,804       0  3380
Powershares Exchange Traded Fd    FINL PFD PTFL     73935X229      312   18,000 SH      SOLE                  18,000       0     0
Priceline Com Inc   Com New       COM NEW           741503403      543    2,130 SH      SOLE                   1,940       0   190
Procter & Gamble Co               COM               742718109     1707   26,980 SH      SOLE                  25,480       0  1500
Qualcomm Inc                      COM               747525103     1115   26,580 SH      SOLE                  25,160       0  1420
Rayonier Inc                      COM               754907103      306    6,730 SH      SOLE                   6,730       0     0
SPDR Barclays Capital High Yie    BRCLYS YLD ETF    78464A417      223    5,600 SH      SOLE                   5,600       0     0
SPDR S&P Retail ETF               S&P RETAIL ETF    78464A714      986   23,880 SH      SOLE                  21,380       0  2500
SPDR Metals & Mining ETF          S&P METALS MNG    78464A755      981   17,260 SH      SOLE                  15,680       0  1580
KBW Bank ETF                      SPDR KBW BK ETF   78464A797     4951  191,810 SH      SOLE                 191,810       0     0
Seaboard Corp                     COM               811543107      265      204 SH      SOLE                     204       0     0
Select Sector Consumer Staples    SBI CONS STPLS    81369Y308      972   34,800 SH      SOLE                  30,900       0  3900
Select Sector Utilities SPDR T    SBI INT-UTILS     81369Y886      281    9,480 SH      SOLE                   9,480       0     0
Southwestern Energy Co            COM               845467109      601   14,750 SH      SOLE                  13,330       0  1420
Stryker Corp                      COM               863667101      216    3,775 SH      SOLE                   3,775       0     0
Teva Pharm Inds Ltd ADR           ADR               881624209     2354   37,315 SH      SOLE                  34,555       0  2760
3M Company                        COM               88579Y101     1642   19,650 SH      SOLE                  18,560       0  1090
Travelers Companies Inc           COM               89417E109     1608   29,812 SH      SOLE                  27,912       0  1900
UMB Financial Corp                COM               902788108      731   18,000 SH      SOLE                  18,000       0     0
United Technologies Corp          COM               913017109     1486   20,183 SH      SOLE                  18,913       0  1270
V F Corp                          COM               918204108     1808   22,560 SH      SOLE                  21,140       0  1420
Vanguard Emerging Market ETF      EMR MKT ETF       922042858     5015  118,990 SH      SOLE                 110,530       0  8460
Verizon Communications Inc        COM               92343V104      820   26,437 SH      SOLE                  24,437       0  2000
Wal-Mart Stores Inc               COM               931142103      856   15,401 SH      SOLE                  14,111       0  1290
Windstream Corp Com               COM               97381W104      215   19,765 SH      SOLE                  19,765       0     0